Post Employment Benefits - Schedule of Sensitivity Analyses of Potential Impacts on Consolidated Income Statement and on Plan Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ (3,691)	£ (3,559)	£ (2,841)
Profit after taxation	(3,144)	£ (2,772)	£ (2,362)
United Kingdom [member] | Effect of 0.5% increase in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	5
Profit after taxation	21
Plan liabilities	512
United Kingdom [member] | Effect of 0.5% decrease in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(6)
Profit after taxation	(19)
Plan liabilities	(575)
United Kingdom [member] | Effect of 0.5% increase in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(5)
Profit after taxation	(15)
Plan liabilities	(462)
United Kingdom [member] | Effect of 0.5% decrease in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	5
Profit after taxation	13
Plan liabilities	408
United Kingdom [member] | Effect of one year increase in life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit after taxation	(6)
Plan liabilities	(259)
Ireland [member] | Effect of 0.5% increase in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	3
Profit after taxation	4
Plan liabilities	190
Ireland [member] | Effect of 0.5% decrease in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(4)
Profit after taxation	(4)
Plan liabilities	(220)
Ireland [member] | Effect of 0.5% increase in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(4)
Profit after taxation	(6)
Plan liabilities	(197)
Ireland [member] | Effect of 0.5% decrease in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	3
Profit after taxation	5
Plan liabilities	169
Ireland [member] | Effect of one year increase in life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit after taxation	(2)
Plan liabilities	(89)
United States and other [member] | Effect of 0.5% increase in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit after taxation	1
Plan liabilities	32
United States and other [member] | Effect of 0.5% decrease in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit after taxation	(1)
Plan liabilities	(35)
United States and other [member] | Effect of 0.5% increase in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit after taxation	(1)
Plan liabilities	(12)
United States and other [member] | Effect of 0.5% decrease in inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit after taxation	1
Plan liabilities	11
United States and other [member] | Effect of one year increase in life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit after taxation	(1)
Plan liabilities	£ (25)